Note 4 - Equipment: ScheduleOfPropertyAndEquipment (Tables)	3 Months Ended
Mar. 31, 2014
Tables/Schedules
ScheduleOfPropertyAndEquipment
	March 31,	December 31,
	2014	2013
Computer equipment	$5,390	$5,390
Accumulated Depreciation	(5,390)	(5,390)
Net Book Value	$-	$-